Fees Summary	Aug. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 227,918,151.45
Previously Paid Amount	0.00
Total Fee Amount	31,475.50
Total Offset Amount	0.00
Net Fee	$ 31,475.50
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A